FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED MARCH 11, 2021 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION FOR THE RONDURE NEW WORLD FUND AND THE RONDURE OVERSEAS FUND (THE “FUNDS’)
DATED AUGUST 31, 2020, AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the following changes are being made to the portfolio management team of each Fund. Therefore, the following changes are being made to the Prospectus and Statement of Additional Information with respect to each Fund.

Summary Section of Prospectus - Rondure New World Fund

The section entitled “Portfolio Managers” in the summary section of the prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Portfolio Managers

Laura Geritz, CFA, MA, Chief Executive Officer of the Adviser, has been a portfolio manager of the Fund since its inception in 2017. Lydia So, Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since November 2020. Blake Clayton, Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since March 2021. Jennifer Anne McCulloch Dunne, Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since March 2021.

Summary Section of Prospectus - Rondure Overseas Fund

The section entitled “Portfolio Managers” in the summary section of the prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Portfolio Managers

Laura Geritz, CFA, MA, Chief Executive Officer of the Adviser, has been a portfolio manager of the Fund since its inception in 2017. Blake Clayton, Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since August 2019. Lydia So, Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since November 2020. Jennifer Anne McCulloch Dunne, Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since March 2021.

Prospectus

The section entitled “The Portfolio Manager” in the Prospectus is hereby deleted and replaced in its entirety with the following:

Each Fund is managed with an approach that utilizes the skills and insights of the entire research team. Trades may be initiated by the portfolio manager or analysts on the team, but the named portfolio managers are responsible for the day-to-day oversight and management of the Fund. The Rondure portfolio managers’ primary responsibility is to provide oversight of the Fund’s investments and allocations at a strategic level and also has the tactical responsibility for selecting and inputting specific trades. The individuals listed below serve as the portfolio managers for the Rondure Funds, as noted.

More information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of securities in the Funds is included in the SAI.

Laura Geritz, CFA, MA

Laura Geritz is the CEO and Founder of Rondure Global Advisors, a woman-owned investment firm focused on high quality “Core” equity investing with a long-term view. Rondure’s strategies include a developing countries portfolio and an overseas developed country portfolio. Ms. Geritz is the Portfolio Manager for the Rondure New World Fund and Rondure Overseas Fund.

Prior to founding Rondure Global Advisors in 2016, Ms. Geritz spent ten years on the international team at Wasatch Advisors where she was the founding Portfolio Manager for the Wasatch Frontier Emerging Small Countries Fund (WAFMX) from its inception in 2012 – 2016, a lead Portfolio Manager for the Wasatch International Opportunities Fund (WAIOX) from 2011 – 2016, and a lead Portfolio Manager for the Wasatch Emerging Markets Small Cap Fund (WAEMX) from 2009 - 2015.

Ms. Geritz began her financial career in 1997 at American Century Investments as a bilingual investor relations representative. She moved to the investment team in 1999 where she worked as a US Mid/Large Core and Global analyst. In 2004 she joined Mellon Corporation as a senior analyst working on US small- and micro-cap funds.

Ms. Geritz graduated with honors from the University of Kansas, earning a BA in Political Science and History. Later, she earned a Master’s degree in East Asian Languages and Culture from the University of Kansas. Ms. Geritz is a CFA charter holder.

Laura has lived in Japan and speaks Japanese. She is an avid reader. Laura and her husband, Robb, enjoy traveling the globe, and working with children’s charities locally and globally.

Experience

2016 –	CEO & Founder of Rondure Global Advisors. Portfolio Manager for the Rondure New World Fund and Rondure Overseas Fund.
2006 – 2016

Portfolio Manager and Analyst at Wasatch Advisors. Founding PM of the Wasatch Frontier Emerging Small Countries Fund (WAFMX) from its inception in 2012 – 2016; a lead Portfolio Manager for the Wasatch International Opportunities Fund (WAIOX) from 2011 – 2016; a lead Portfolio Manager for the Wasatch Emerging Markets Small Cap Fund (WAEMX) from 2009 - 2015.

2004 – 2006	Senior Analyst at Mellon Corporation focused on US small and micro-cap companies
1997 – 2003	Analyst at American Century Investments focused on US Mid/Large and Global equities. Bi-lingual investor relations representative.

Blake Clayton, MA, MPhil, DPhil

Mr. Clayton is Co-CIO with Ms. Geritz of Rondure Global Advisors and a Portfolio Manager for the Rondure New World Fund and Rondure Overseas Fund.

Prior to joining Rondure, Mr. Clayton was a vice president and senior equity analyst at Citigroup in New York. He worked as a fellow at the Council on Foreign Relations, where he advised senior U.S. officials on a broad range of economic issues. Mr. Clayton also taught finance and economics at the Oxford Institute for Undergraduate Studies.

Mr. Clayton holds a doctorate from Oxford University, where he studied on a full-ride University Scholarship. He also holds dual master’s degrees from the Cambridge University and the University of Chicago, where he was the recipient of the University of Chicago Endowed Fellowship.

Mr. Clayton is an adjunct fellow at the Council on Foreign Relations. He is the author of two books, Commodity Markets and the Global Economy and Market Madness: A Century of Oil Panics, Crises, and Crashes, as well as a number of articles and papers.

Experience

2021 –	Portfolio Manager of the Rondure New World Fund
2020 –	Co-CIO of Rondure Global Advisors
2019 –	Portfolio Manager on the Rondure Overseas Fund
2017 –	Research Analyst at Rondure Global Advisor
2013 – 2016	Vice President & Senior Equity Analyst, Citigroup
2011 – 2013	Fellow, Council of Foreign Relations

Lydia So, CFA

Lydia So is a Portfolio Manager for the Rondure New World Fund and Rondure Overseas Fund.

Prior to joining Rondure in 2020, Ms. So spent 15 years at Matthews Asia, initially as research analyst covering Asia ex Japan equities. She served as Co-Portfolio Manager for the Matthews Asia Science & Technology Fund (MATFX; now known as Matthews Asia Innovators Fund) from 2008 - 2017. Ms. So was the founding Lead Portfolio Manager for the Matthews Asia Small Companies Fund (MSMLX) from its inception in 2008 - 2020, and Co-Portfolio Manager for the Matthews China Small Companies Fund (MCSMX) from 2019 -2020.

Ms. So started her career in the investment industry in 1999 at Kochis Fitz Wealth Management in San Francisco. In 2001, she joined Dresdner RCM Global Investors as a portfolio associate working on U.S. Large Cap equity strategies.

Ms. So graduated from University of California, Davis, earning a BA in Economics. She is a CFA charter holder.

Experience

2021 –	Portfolio Manager on the Rondure Overseas Fund
2020 –	Portfolio Manager on the Rondure New World Fund
2004 – 2020

Portfolio Manager and Research Analyst at Matthews Asia: Co-Portfolio Manager for the Matthews China Small Companies Fund (MSCMX) from 2019-2020; Lead Portfolio Manager for the Matthews Asia Small Companies Fund (MSMLX) from its inception in 2008 – 2020; Co-Portfolio Manager for the Matthews Asia Science & Technology Fund (MATFX; now known as Matthews Asia Innovators Fund) from 2008 – 2017

2001 – 2004	Portfolio Associate at Dresdner RCM Global Investors
1999 – 2001	Investment Operations Specialist at Kochis Fitz Wealth Management

Jennifer Anne McCulloch-Dunne, CFA

Jennifer Anne McCulloch-Dunne joined Rondure in 2021 and is a Portfolio Manager for the Rondure New World Fund and Rondure Overseas Fund.

Previously, Ms. McCulloch-Dunne was with Cambiar Investors in Denver, Colorado, where she served for 15 years as portfolio manager and senior analyst. From 2007 – 2020, Ms. McCulloch-Dunne was the Co-Lead Portfolio Manager for Cambiar’s international strategy, after having served as a senior analyst for that strategy from 2005 – 2007. She was also a senior analyst of the firm’s small cap international strategy from 2013 – 2020.

Ms. McCulloch-Dunne began her investment career as a senior analyst with Founders Asset Management from 1994 – 2005.

Ms. McCulloch-Dunne graduated from University of Colorado, Boulder, earning a BA in Economics. She thereafter received a Graduate Diploma in Economics from the London School of Economics, and a Masters of Economics from the University of British Columbia. She is a CFA charter holder.

Experience

2021 –	Portfolio Manager on the Rondure New World Fund and Rondure Overseas Fund
2005 – 2020

Portfolio Manager and Senior Analyst at Cambiar Investors: Co-Lead Portfolio Manager, international strategy, 2007 – 2020; Senior Analyst, small cap international strategy, 2013 – 2020; and Senior Analyst, international strategy, 2005 - 2007.

1994 – 2005	Senior Analyst at Founders Asset Management

Statement of Additional Information

The following information is added to the table under the heading/subheading “PORTFOLIO MANAGERS/Other Accounts Managed by Portfolio Manager” of the Statement of Additional Information with respect to each Fund:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)*	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Jennifer Anne McCullough-Dunne * (Portfolio Manager)	0	$0	0	$0	0	$0

*	Information is as of February 28, 2021.

The following information should be included under the heading/subheading “PORTFOLIO MANAGERS/Ownership of Securities” of the Statement of Additional Information with respect to each Fund:

Ownership of Securities

Portfolio Manager	Fund	Dollar Range of Ownership
Blake Clayton	Rondure New World Fund	$50 - $100,000
Lydia So	Rondure Overseas Fund	$0
Jennifer Anne McCullough-Dunne	Rondure New World Fund	$0
Jennifer Anne McCullough-Dunne	Rondure Overseas Fund	$0

*	Information is as of February 28, 2021.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE